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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2012

            Check here if Amendment [ ];  Amendment Number:
        This Amendment (check only one.)  [ ] is a restatement
                                          [ ] adds new holdings entries.

             Institutional Investment Manager Filing this Report:

                     STEWART WEST INDIES TRADING CO., LTD.
                      (d/b/a STEWART INVESTMENT ADVISERS)
                                    (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO 80302
                                   (Address)

                        Form 13F File Number: 28-10971

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen C. Miller
Title:  Vice President
Phone:  (303) 444-5483

Signature, Place, and Date of Signing:

             /s/ Stephen C. Miller               Boulder, Colorado        November 14, 2012
---------         (Signature)       ---------      (City, State)               (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
28-04557                Wellington Management Company, LLP

                          FORM 13F INFORMATION TABLE

                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
--------------                -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
3M CO                         COM            88579Y101   3,512     38,000 SH       DEFINED           1         38,000
ALTRIA GROUP INC              COM            02209S103   1,402     42,000 SH       DEFINED           2         42,000
ALTRIA GROUP INC              COM            02209S103   3,005     90,000 SH       DEFINED           1         90,000
AMERICAN EXPRESS CO           COM            025816109   1,990     35,000 SH       DEFINED           1         35,000
BERKSHIRE HATHAWAY INC DEL    CL A           084670108 177,155      1,335 SH       DEFINED           1          1,335
BERKSHIRE HATHAWAY INC DEL    CL B NEW       084670702  42,777    485,000 SH       DEFINED           1        485,000
CATERPILLAR INC DEL           COM            149123101   6,883     80,000 SH       DEFINED           1         80,000
CISCO SYS INC                 COM            17275R102  12,195    638,825 SH       DEFINED           2        638,825
CISCO SYS INC                 COM            17275R102  19,475  1,020,175 SH       DEFINED           1      1,020,175
COHEN & STEERS INFRASTRUCTUR  COM            19248A109     729     40,000 SH       DEFINED           2         40,000
COHEN & STEERS INFRASTRUCTUR  COM            19248A109  34,145  1,874,058 SH       DEFINED           1      1,874,058
DIAGEO P L C                  SPON ADR NEW   25243Q205  11,273    100,000 SH       DEFINED           1        100,000
DIAMOND OFFSHORE DRILLING IN  COM            25271C102     921     14,000 SH       DEFINED           1         14,000
ENTERPRISE PRODS PARTNERS L   COM            293792107   1,782     33,250 SH       DEFINED           2         33,250
ENTERPRISE PRODS PARTNERS L   COM            293792107  10,996    205,150 SH       DEFINED           1        205,150
FRANKLIN RES INC              COM            354613101   1,251     10,000 SH       DEFINED           1         10,000
FREEPORT-MCMORAN COPPER & GO  COM            35671D857  11,906    300,800 SH       DEFINED           2        300,800
FREEPORT-MCMORAN COPPER & GO  COM            35671D857  19,165    484,200 SH       DEFINED           1        484,200
HARRIS CORP DEL               COM            413875105   1,178     23,000 SH       DEFINED           2         23,000
HARRIS CORP DEL               COM            413875105   1,178     23,000 SH       DEFINED           1         23,000
HOME DEPOT INC                COM            437076102   4,377     72,500 SH       DEFINED           1         72,500
JOHNSON & JOHNSON             COM            478160104   6,326     91,800 SH       DEFINED           2         91,800
JOHNSON & JOHNSON             COM            478160104  34,593    502,000 SH       DEFINED           1        502,000
JPMORGAN CHASE & CO           COM            46625H100  12,298    303,800 SH       DEFINED           2        303,800
JPMORGAN CHASE & CO           COM            46625H100  29,316    724,200 SH       DEFINED           1        724,200
LINN ENERGY LLC               UNIT LTD LIAB  536020100   1,237     30,000 SH       DEFINED           2         30,000
LINN ENERGY LLC               UNIT LTD LIAB  536020100   7,547    183,000 SH       DEFINED           1        183,000
LTC PPTYS INC                 COM            502175102   3,567    112,000 SH       DEFINED           1        112,000
MERCK & CO INC NEW            COM            58933Y105     922     20,447 SH       DEFINED           2         20,447
MERCK & CO INC NEW            COM            58933Y105     902     20,000 SH       DEFINED           1         20,000
PHILIP MORRIS INTL INC        COM            718172109     989     11,000 SH       DEFINED           2         11,000
PHILIP MORRIS INTL INC        COM            718172109   1,844     20,500 SH       DEFINED           1         20,500
PHILLIPS 66                   COM            718546104   1,507     32,500 SH       DEFINED           1         32,500
POSCO                         SPONSORED ADR  693483109     734      9,000 SH       DEFINED           2          9,000
POSCO                         SPONSORED ADR  693483109     734      9,000 SH       DEFINED           1          9,000
PROCTER & GAMBLE CO           COM            742718109   2,636     38,000 SH       DEFINED           1         38,000
REPUBLIC SVCS INC             COM            760759100     825     30,000 SH       DEFINED           2         30,000
REPUBLIC SVCS INC             COM            760759100   1,651     60,000 SH       DEFINED           1         60,000
RMR REAL ESTATE INCOME FUND   COM            76970B101     332     18,727 SH       DEFINED           2         18,727
RMR REAL ESTATE INCOME FUND   COM            76970B101     986     55,606 SH       DEFINED           1         55,606
SANOFI                        SPONSORED ADR  80105N105   7,764    180,300 SH       DEFINED           2        180,300
SANOFI                        SPONSORED ADR  80105N105  11,842    275,000 SH       DEFINED           1        275,000
TOTAL S A                     SPONSORED ADR  89151E109     902     18,000 SH       DEFINED           2         18,000
TOTAL S A                     SPONSORED ADR  89151E109     902     18,000 SH       DEFINED           1         18,000
TRANSOCEAN LTD                REG SHS        H8817H100     359      8,000 SH       DEFINED           2          8,000
TRANSOCEAN LTD                REG SHS        H8817H100     718     16,000 SH       DEFINED           1         16,000
VENTAS INC                    COM            92276F100  12,898    207,200 SH       DEFINED           1        207,200
W P CAREY & CO LLC            COM            92930Y107   1,695     34,600 SH       DEFINED           1         34,600
WAL MART STORES INC           COM            931142103     738     10,000 SH       DEFINED           2         10,000
WAL MART STORES INC           COM            931142103  45,018    610,000 SH       DEFINED           1        610,000
WELLS FARGO & CO NEW          COM            949746101  11,194    324,189 SH       DEFINED           2        324,189
WELLS FARGO & CO NEW          COM            949746101  26,454    766,111 SH       DEFINED           1        766,111
YUM BRANDS INC                COM            988498101  60,701    915,000 SH       DEFINED           1        915,000
                                                       657,425

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  53
Form 13F Information Table Value Total:  $657,425 (thousands)

List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name
1   28-10970              Boulder Investment Advisers, L.L.C.
2   28-14185              Rocky Mountain Advisers, LLC